Schedule of other non-current assets (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Other Non-current Assets
Value Added Tax (VAT)	€ 641,215	€ 664,987
Research and development tax credit	600,000	280,631
Total other non-current assets	€ 1,241,215	€ 945,618